UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	$2,515	$2,814,737
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	830,737

		$3,645,474

Education — 2.2%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,410,380
New York State Dormitory Authority, 5.00%, 7/1/21	1,000	1,181,780
University of Arkansas, 3.00%, 11/1/19	195	203,399

		$3,795,559

Electric Utilities — 2.4%
California Department of Water Resources, Electric Revenue, 5.00%, 5/1/22	$1,000	$1,163,920
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	2,500	2,939,850

		$4,103,770

Escrowed/Prerefunded — 2.2%
Columbus, OH, Prerefunded to 7/1/14, 5.00%, 7/1/20	$1,000	$1,035,500
Harris County, TX, Flood Control District, Prerefunded to 10/1/14, 5.25%, 10/1/20	2,545	2,673,014

		$3,708,514

General Obligations — 47.2%
Alexandria, VA, 4.00%, 7/1/16	$2,980	$3,257,915
Arkansas, 5.00%, 6/15/21(2)	5,000	5,991,150
Baltimore County, MD, 5.00%, 8/1/21	2,385	2,877,216
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,296,164
Bedford, MA, 4.00%, 8/15/16	1,380	1,513,763
Carrollton, TX, 3.00%, 8/15/15	100	104,891
Charleston County, SC, School District, 5.00%, 2/1/19	7,020	8,247,588
Dakota County, MN, Community Development Agency, 3.00%, 1/1/14	500	503,565
Florida Board of Education, 5.00%, 6/1/17	2,010	2,305,711
Frederick County, MD, 4.00%, 2/1/15	555	582,511
Georgia, 5.00%, 7/1/17	600	692,148
Georgia, 5.00%, 7/1/19	3,070	3,650,844
Hoover, AL, Board of Education Capital Outlay Warrants, 5.00%, 2/15/14	2,815	2,865,698
Hopkinton, MA, 4.00%, 7/15/16	240	261,348
Lexington County, SC, School District No. 1, 5.00%, 3/1/21	2,000	2,379,520
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	315	256,303
Loudoun County, VA, 5.00%, 12/1/17	2,015	2,346,971
Maricopa County, AZ, Community College District, 3.00%, 7/1/18	1,605	1,725,776
Maryland, 5.00%, 8/1/20	5,000	5,872,650
Massachusetts, 5.50%, 10/1/15	400	441,244
Mississippi, 5.00%, 10/1/21	500	569,520
Morris County, NJ, 5.00%, 2/15/14	1,650	1,679,750
New York, 5.00%, 4/15/15	500	537,355
North Carolina, 4.00%, 6/1/14	5,000	5,128,950
Ohio, 5.00%, 8/1/22	1,000	1,191,550
Richardson, TX, 5.00%, 2/15/18	2,890	3,345,666
St. Louis County, MO, Parkway C-2 School District, 4.00%, 3/1/20	1,700	1,916,461
Utah, 5.00%, 7/1/19(1)	3,300	3,924,360
Wake, NC, 5.00%, 3/1/21	2,000	2,405,280
Washington, 5.00%, 7/1/20	1,095	1,300,389

Security	Principal Amount (000’s omitted)	Value
Washington Suburban Sanitary District, MD, (Montgomery and Prince George’s Counties), 5.00%, 6/1/20	$2,500	$3,001,025
Wisconsin, 5.00%, 5/1/20	2,255	2,667,485

		$79,840,767

Insured-General Obligations — 0.5%
Houston, TX, (NPFG), 5.25%, 3/1/14	$785	$801,885

		$801,885

Insured-Transportation — 0.6%
New York State Thruway Authority, (AGM), 5.00%, 3/15/14	$1,000	$1,022,410

		$1,022,410

Lease Revenue/Certificates of Participation — 0.7%
Orange County, FL, School Board, 5.00%, 8/1/16	$500	$556,325
Orange County, FL, School Board, 5.00%, 8/1/19	500	578,475

		$1,134,800

Other Revenue — 0.7%
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	$1,000	$1,128,370

		$1,128,370

Special Tax Revenue — 13.1%
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/20	$6,000	$6,952,140
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/18	12,000	13,897,800
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	1,160	1,360,309

		$22,210,249

Transportation — 15.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21	$1,350	$1,633,459
New York State Thruway Authority, 5.00%, 4/1/18(1)	20,000	23,181,800
Washington Federal Highway Grant Anticipation Revenue, 5.00%, 9/1/22	1,000	1,161,690

		$25,976,949

Water and Sewer — 4.2%
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	$2,985	$3,402,273
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	1,860	2,077,248
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,668,979

		$7,148,500

Total Tax-Exempt Municipal Securities — 91.4% (identified cost $150,849,928)		$154,517,247

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	171	$1,770	10/4/13	$855
S&P 500 Index	167	1,800	10/11/13	1,252
S&P 500 Index	157	1,840	10/19/13	1,178
S&P 500 Index	164	1,810	10/25/13	40,180
S&P 500 Index FLEX	171	1,765	10/1/13	—
S&P 500 Index FLEX	171	1,775	10/2/13	—
S&P 500 Index FLEX	171	1,790	10/7/13	9
S&P 500 Index FLEX	168	1,800	10/9/13	21
S&P 500 Index FLEX	166	1,815	10/14/13	113
S&P 500 Index FLEX	165	1,825	10/16/13	145
S&P 500 Index FLEX	162	1,825	10/21/13	536
S&P 500 Index FLEX	164	1,810	10/23/13	1,409

Total Call Options Purchased (identified cost $55,306)				$45,698

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	171	$1,480	10/4/13	$3,420
S&P 500 Index	167	1,530	10/11/13	18,370
S&P 500 Index	157	1,565	10/19/13	49,455
S&P 500 Index	164	1,535	10/25/13	52,480
S&P 500 Index FLEX	171	1,470	10/1/13	—
S&P 500 Index FLEX	171	1,490	10/2/13	—
S&P 500 Index FLEX	171	1,505	10/7/13	453
S&P 500 Index FLEX	168	1,530	10/9/13	2,472
S&P 500 Index FLEX	166	1,545	10/14/13	12,760
S&P 500 Index FLEX	165	1,540	10/16/13	15,536
S&P 500 Index FLEX	162	1,540	10/21/13	28,272
S&P 500 Index FLEX	164	1,540	10/23/13	34,691

Total Put Options Purchased (identified cost $415,141)				$217,909

Short-Term Investments — 12.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$20,412	$20,411,962

Total Short-Term Investments — 12.1% (identified cost $20,411,962)		$20,411,962

Total Investments — 103.6% (identified cost $171,732,337)		$175,192,816

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	171	$1,690	10/4/13	$(138,510)
S&P 500 Index	167	1,720	10/11/13	(50,518)
S&P 500 Index	157	1,755	10/19/13	(16,877)
S&P 500 Index	164	1,730	10/25/13	(91,020)
S&P 500 Index FLEX	171	1,685	10/1/13	(34,919)
S&P 500 Index FLEX	171	1,695	10/2/13	(19,545)
S&P 500 Index FLEX	171	1,710	10/7/13	(29,713)
S&P 500 Index FLEX	168	1,720	10/9/13	(21,647)
S&P 500 Index FLEX	166	1,735	10/14/13	(18,982)
S&P 500 Index FLEX	165	1,740	10/16/13	(18,603)
S&P 500 Index FLEX	162	1,740	10/21/13	(32,311)
S&P 500 Index FLEX	164	1,730	10/23/13	(61,812)

Total Call Options Written — (0.3)% (premiums received $1,348,554)				$(534,457)

Put Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	171	$1,560	10/4/13	$(8,123)
S&P 500 Index	167	1,610	10/11/13	(61,790)
S&P 500 Index	157	1,650	10/19/13	(190,755)
S&P 500 Index	164	1,615	10/25/13	(150,880)
S&P 500 Index FLEX	171	1,550	10/1/13	—
S&P 500 Index FLEX	171	1,570	10/2/13	(5)
S&P 500 Index FLEX	171	1,585	10/7/13	(8,489)
S&P 500 Index FLEX	168	1,610	10/9/13	(29,972)
S&P 500 Index FLEX	166	1,625	10/14/13	(84,211)
S&P 500 Index FLEX	165	1,625	10/16/13	(98,659)
S&P 500 Index FLEX	162	1,625	10/21/13	(132,981)
S&P 500 Index FLEX	164	1,620	10/23/13	(136,753)

Total Put Options Written — (0.5)% (premiums received $1,328,034)				$(902,618)

Other Assets, Less Liabilities — (2.8)%				$(4,666,450)

Net Assets — 100.0%				$169,089,291

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At September 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	24.4%
South Carolina	10.0%
Others, representing less than 10% individually	57.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2013, 1.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 0.6% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $13,048.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$170,936,873

Gross unrealized appreciation	$4,885,670
Gross unrealized depreciation	(629,727)

Net unrealized appreciation	$4,255,943

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,480	$3,866,443
Options written	43,530	25,974,207
Options terminated in closing purchase transactions	(12,600)	(8,040,230)
Options expired	(32,416)	(19,123,832)

Outstanding, end of period	3,994	$2,676,588

At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $263,607 and $1,437,075, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$154,517,247	$—	$154,517,247
Call Options Purchased	43,465	2,233	—	45,698
Put Options Purchased	123,725	94,184	—	217,909
Short-Term Investments	—	20,411,962	—	20,411,962
Total Investments	$167,190	$175,025,626	$—	$175,192,816

Liability Description
Call Options Written	$(296,925)	$(237,532)	$—	$(534,457)
Put Options Written	(411,548)	(491,070)	—	(902,618)
Total	$(708,473)	$(728,602)	$—	$(1,437,075)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013